Investments - Equity Method Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Other invested assets	$ 3,117,861	$ 3,317,260
Equity Method And Other Shareholdings, Carrying Value	1,856,000	1,862,000
Proceeds from Equity Method Investment, Distribution	2,000	10,000
Real estate company investment
Schedule of Equity Method Investments [Line Items]
Other invested assets	491,602	560,687	[1]
Almacantar Group S.A. | Real estate company investment
Schedule of Equity Method Investments [Line Items]
Other invested assets	492,000	561,000
Other invested assets
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 237,000	$ 284,000
Other invested assets | Almacantar Group S.A.
Schedule of Equity Method Investments [Line Items]
Ownership percentage	36.00%	36.00%

[1]	A certain investment previously disclosed as equity method and excluded from the fair value table is now included and presented as a Level 3 investment in order to align the disclosure with the valuation methodology used by the Company. The comparative disclosures as of December 31, 2021 have been revised to align with the presentation at December 31, 2022. This revision is not considered to be material to previously issued financial statements. Accordingly, no changes were made to the prior period Consolidated Balance Sheet or Consolidated Statements of Operations.